39. LEASES (Details 1) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessor [line items]
Total future minimum lease collections	$ 405	$ 321	$ 176
2016
Disclosure of finance lease and operating lease by lessor [line items]
Total future minimum lease collections	0	0	91
2017
Disclosure of finance lease and operating lease by lessor [line items]
Total future minimum lease collections	137	109	85
2018
Disclosure of finance lease and operating lease by lessor [line items]
Total future minimum lease collections	137	109	0
2019
Disclosure of finance lease and operating lease by lessor [line items]
Total future minimum lease collections	$ 131	$ 103	$ 0